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Galaxy Institutional Government Money Market Funds

Galaxy Funds

Annual Report
October 31, 1999


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                                                                          Funds
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Institutional Government Money Market Fund

Portfolio of Investments
October 31, 1999

 Par Value                                                              Value
 ---------                                                            ---------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 85.64%

                   Federal Home Loan Mortgage Corporation - 32.58%

$  7,000,000       5.20%, 11/03/99 (A) ...........................  $  6,997,978
   8,000,000       5.26%, 11/04/99 (A) ...........................     7,996,493
   8,000,000       5.24%, 11/10/99 (A) ...........................     7,989,520
  16,000,000       5.22%, 11/16/99 (A) ...........................    15,965,233
  10,000,000       5.21%, 11/19/99 (A) ...........................     9,973,950
  10,000,000       5.24%, 12/01/99 (A) ...........................     9,956,333
  10,000,000       5.26%, 12/17/99 (A) ...........................     9,932,789
   3,640,000       6.54%, 05/19/00 ...............................     3,660,143
                                                                    ------------
                                                                      72,472,439
                                                                    ------------

                   Federal Home Loan Bank - 26.45%

   8,000,000       5.23%, 11/05/99 (A) ...........................     7,995,351
   5,000,000       5.11%, 11/17/99 (A) ...........................     4,988,644
  10,000,000       5.24%, 12/17/99 (A) ...........................     9,933,044
   5,000,000       5.52%, 01/21/00 (A) ...........................     4,937,900
   9,000,000       5.16%, 03/08/00 ...............................     8,997,274
   2,000,000       5.20%, 05/26/00 ...............................     1,999,582
   5,000,000       5.23%, 07/28/00 (B) ...........................     4,997,787
   5,000,000       5.71%, 08/09/00 ...............................     4,997,573
   5,000,000       5.92%, 10/04/00 (B) ...........................     4,996,825
   5,000,000       5.92%, 10/13/00 ...............................     4,995,639
                                                                    ------------
                                                                      58,839,619
                                                                    ------------

                   Federal National Mortgage Association - 24.36%

   8,000,000       5.25%, 11/03/99 (A) ...........................     7,997,667
   8,000,000       5.22%, 11/12/99 (A) ...........................     7,987,240
   8,000,000       5.22%, 11/23/99 (A) ...........................     7,974,480
   7,000,000       5.21%, 11/26/99 (A) ...........................     6,974,674
   8,300,000       5.22%, 12/02/99 (A) ...........................     8,262,692
   6,000,000       4.86%, 02/10/00, MTN ..........................     5,987,973
   4,000,000       5.23%, 07/26/00 (B) ...........................     3,998,169
   5,000,000       5.18%, 08/04/00 (B) ...........................     4,997,730
                                                                    ------------
                                                                      54,180,625
                                                                    ------------

                   Federal Farm Credit Bank (B) - 2.25%

   5,000,000       5.24%, 09/01/00 ...............................     4,998,750
                                                                    ------------
                   Total U.S. Government and Agency Obligations ..   190,491,433
                   (Cost $190,491,433)                              ------------


                       See Notes to Financial Statements.

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Institutional Government Money Market Fund

Portfolio of Investments (continued)
October 31, 1999

 Par Value                                                              Value
 ---------                                                            ---------

REPURCHASE AGREEMENT - 13.94%

$ 31,009,000       Repurchase Agreement with:
                   J.P. Morgan
                   5.22%, 11/01/99, dated 10/29/99
                   Repurchase Price $31,022,489
                   (Collateralized by U.S. Treasury Notes
                   7.50%, Due 11/15/16
                   Total Par $28,128,000
                   Market Value $31,630,058) .....................  $ 31,009,000
                                                                    ------------
                   Total Repurchase Agreement ....................    31,009,000
                   (Cost $31,009,000)                               ------------

  Shares
----------

INVESTMENT COMPANY - 0.07%

     162,563       Federated U.S. Treasury Cash Reserve ..........       162,563
                                                                    ------------
                   Total Investment Company ......................       162,563
                   (Cost $162,563)                                  ------------

Total Investments - 99.65% .......................................   221,662,996
(Cost $221,662,996)*                                                ------------

Net Other Assets and Liabilities - 0.35% .........................       779,742
                                                                    ------------
Net Assets - 100.00% .............................................  $222,442,738
                                                                    ============

----------
*     Aggregate cost for Federal tax purposes.
(A)   Discount yields at time of purchase.
(B) Interest is reset at various time intervals. The interest rate shown reflects the rate in effect at October 31, 1999.
MTN   Medium Term Note


                       See Notes to Financial Statements.

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Institutional Government Money Market Fund

Statement of Assets and Liabilities
October 31, 1999

ASSETS:
   Investments
     Investments at amortized cost (Note 2) .................     $ 190,653,996
     Repurchase agreement ...................................        31,009,000
                                                                  -------------
       Total Investments at value ...........................       221,662,996
   Cash .....................................................                68
   Receivable for shares sold ...............................         1,201,420
   Interest and dividends receivable ........................           497,945
   Receivable from Investment Advisor (Note 4) ..............            57,701
                                                                  -------------
     Total Assets ...........................................       223,420,130
                                                                  -------------

LIABILITIES:
   Dividends payable ........................................           928,278
   Payable to Administrator (Note 3) ........................            14,538
   Trustees' fees and expenses payable (Note 3) .............             8,923
   Accrued expenses and other payables ......................            25,653
                                                                  -------------
     Total Liabilities ......................................           977,392
                                                                  -------------
NET ASSETS ..................................................     $ 222,442,738
                                                                  =============

NET ASSETS consist of:
   Par value (Note 5) .......................................     $     222,443
   Paid-in capital in excess of par value ...................       222,220,297
   Undistributed net investment income ......................             5,152
   Accumulated net realized (loss) on investments sold ......            (5,154)
                                                                  -------------
TOTAL NET ASSETS ............................................     $ 222,442,738
                                                                  =============

Shares of beneficial interest outstanding ...................       222,442,740
                                                                  -------------

NET ASSET VALUE,
   offering and redemption price per share
   (Net Assets / Shares Outstanding) ........................     $        1.00
                                                                  =============


                       See Notes to Financial Statements.

Institutional Government Money Market Fund

Statement of Operations
For the year ended October 31, 1999

INVESTMENT INCOME:
  Interest (Note 2) ..........................................     $ 11,273,594
  Dividends (Note 2) .........................................            7,098
                                                                   ------------
    Total investment income ..................................       11,280,692
                                                                   ------------

EXPENSES:
  Investment advisory fee (Note 3) ...........................          449,594
  Administration fee (Note 3) ................................          202,317
  Custodian fee ..............................................           19,048
  Fund accounting fee (Note 3) ...............................           53,413
  Professional fees (Note 3) .................................           20,274
  Transfer agent fee (Note 3) ................................            4,918
  Trustees' fees and expenses (Note 3) .......................            4,394
  Reports to shareholders ....................................           10,114
  Miscellaneous ..............................................           97,968
                                                                   ------------
    Total expenses before reimbursement/waiver (Note 4) ......          862,040
                                                                   ------------
    Less: reimbursement/waiver (Note 4) ......................         (413,203)
                                                                   ------------
    Total expenses net of reimbursement/waiver ...............          448,837
                                                                   ------------
NET INVESTMENT INCOME ........................................       10,831,855
                                                                   ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........     $ 10,831,855
                                                                   ============


                       See Notes to Financial Statements.

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Institutional Government Money Market Fund

Statement of Changes in Net Assets

                                                                   Years ended October 31,
                                                                ------------------------------
                                                                    1999             1998
                                                                -------------    -------------
NET ASSETS at beginning of period ...........................   $ 200,319,062    $ 175,140,909
                                                                -------------    -------------

Increase in Net Assets resulting from operations:
   Net investment income ....................................      10,831,855        7,840,721
   Net realized gain on investments sold ....................              --           27,132
                                                                -------------    -------------
     Net increase in net assets resulting from operations ...      10,831,855        7,867,853
                                                                -------------    -------------

Dividends to shareholders from:
   Net investment income ....................................     (10,831,855)      (7,840,539)
                                                                -------------    -------------

Share Transactions:
   Net proceeds from sales of shares ........................     545,832,680      560,841,497
   Issued to shareholders in reinvestment of dividends ......       1,271,007          367,790
   Cost of shares repurchased ...............................    (524,980,011)    (536,058,448)
                                                                -------------    -------------
     Net increase from share transactions ...................      22,123,676       25,150,839
                                                                -------------    -------------

     Net increase in net assets .............................      22,123,676       25,178,153
                                                                -------------    -------------

NET ASSETS at end of period (including line A) ..............   $ 222,442,738    $ 200,319,062
                                                                =============    =============

(A) Undistributed net investment income .....................   $       5,152    $       5,152
                                                                =============    =============

OTHER INFORMATION:
Share Transactions:
   Sold .....................................................     545,832,680      560,841,497
   Issued to shareholders in reinvestment of dividends ......       1,271,007          367,790
   Repurchased ..............................................    (524,980,011)    (536,058,448)
                                                                -------------    -------------
   Net increase in shares outstanding .......................      22,123,676       25,150,839
                                                                =============    =============


                       See Notes to Financial Statements.

Institutional Government Money Market Fund

Financial Highlights
For a share outstanding throughout each period

                                                                              Years ended October 31,
                                                           ------------------------------------------------------------
                                                             1999         1998         1997         1996         1995
                                                           --------     --------     --------     --------     --------
Net Asset Value, Beginning of Period ...................   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                           --------     --------     --------     --------     --------
Income from Investment Operations:
   Net investment income (A) ...........................       0.05         0.05         0.05         0.05         0.05
   Net realized and unrealized gain (loss)
     on investments ....................................         --           --           --           --           --
                                                           --------     --------     --------     --------     --------
     Total from Investment Operations ..................       0.05         0.05         0.05         0.05         0.05
                                                           --------     --------     --------     --------     --------
Less Dividends:
   Dividends from net investment income ................      (0.05)       (0.05)       (0.05)       (0.05)       (0.05)
   Dividends from net realized capital gains ...........         --           --           --           --           --
                                                           --------     --------     --------     --------     --------
     Total Dividends ...................................      (0.05)       (0.05)       (0.05)       (0.05)       (0.05)
                                                           --------     --------     --------     --------     --------
Net increase (decrease) in net asset value .............         --           --           --           --           --
                                                           --------     --------     --------     --------     --------
Net Asset Value, End of Period .........................   $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                                           ========     ========     ========     ========     ========

Total Return ...........................................       4.92%        5.32%        5.09%        5.12%        5.53%

Ratios/Supplemental Data:
Net Assets, End of Period (000's) ......................   $222,443     $200,319     $175,141     $500,927     $506,692
Ratios to average net assets:
   Net investment income including
     reimbursement/waiver ..............................       4.82%        5.17%        4.94%        5.00%        5.38%
   Operating expenses including reimbursement/waiver ...       0.20%        0.20%        0.19%        0.19%        0.17%
   Operating expenses excluding reimbursement/waiver ...       0.38%        0.36%        0.33%        0.33%        0.33%

----------
(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or Administrator for the the years ended October 31, 1999, 1998, 1997, 1996 and 1995 were $0.05, $0.05, $ 0.05, $0.05 and $
      0.05, respectively.


                       See Notes to Financial Statements.

Notes to Financial Statements

1.    Organization

      The Galaxy Fund, a Massachusetts business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. As of the date of this report, the Trust offered twenty-nine managed investment portfolios. The accompanying financial statements and financial highlights are those of the Institutional Government Money Market Fund (formerly known as the Institutional Treasury Money Market Fund) (the "Fund") only.

2.    Significant Accounting Policies

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant ac counting policies in conformity with generally accepted accounting principles consistently followed by the Fund in the preparation of the financial statements.

      Portfolio Valuation: Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

      Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income is recorded on the accrual basis.

      Dividends to Shareholders: Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

      Income dividends and capital gain dividends are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

      Federal Income Taxes: The Trust treats the Fund as a separate entity for federal income tax purposes. The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending October 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains, and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is recorded.

      Expenses: The Trust accounts separately for the assets, liabilities and operations of the Fund. Expenses directly attributable to the Fund are charged to the Fund, while expenses which are attributable to more than one fund of the Trust are allocated among the respective funds.

      Repurchase Agreements: The Fund may engage in repurchase agreement transactions with institutions that the Trust's investment advisor has determined are creditworthy. Each repurchase agreement transaction is recorded at cost plus accrued interest. The Fund requires that the securities collateralizing a repurchase agreement transaction be transferred to the Trust's custodian in a manner that is intended to enable the Fund to obtain those securities in the event of a counterparty default. The value of the collateral securities is monitored daily to ensure that the value of the collateral, including accrued interest, equals or exceeds the repurchase price. Repurchase agreement transactions involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund's ability to dispose of the under lying securities, and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

3.    Investment Advisory, Administration and Other Fees

      The Trust and Fleet Investment Advisors Inc. (the "Investment Advisor"), an indirect wholly-owned subsidiary of FleetBoston Corporation are parties to an investment advisory agreement under which the Investment Advisor provides advisory services for a fee, computed daily and paid monthly, at the annual rate of 0.20% of the average daily net assets of the Fund (see Note 4).

      The Trust and First Data Investor Services Group, Inc. ("Investor Services Group"), a wholly-owned subsidiary of First Data Corporation, are parties to an administration agreement under which Investor Services Group (the "Administrator") provides services for a fee, computed daily and paid monthly, at the annual rate, effective September 10, 1998, of 0.09% of the first $2.5 billion of the combined average daily net assets of the Fund and the other funds offered by the Trust (whose financial state-

Notes to Financial Statements

ments are provided in separate reports), 0.085% of the next $2.5 billion of combined average daily net assets, 0.075% of the next $7 billion of combined average daily net assets, 0.065% of the next $3 billion of combined average daily net assets, 0.06% of the next $3 billion of combined average daily net assets and 0.0575% of combined average daily net assets in excess of $18 billion. Prior to September 10, 1998, Investor Services Group received administration fees at the annual rate of 0.09% of the first $2.5 billion of combined average daily net assets of the Fund and the other funds offered by the Trust, 0.085% of the next $2.5 billion of combined average daily net assets and 0.075% of combined average daily net assets over $5 billion.

      In addition, Investor Services Group also provides certain fund accounting, custody administration and transfer agency services pursuant to certain fee arrangements. In accordance with such fee arrangements, Investor Services Group compensates the Trust's custodian bank, The Chase Manhattan Bank, for its services.

      First Data Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of Investor Services Group and an indirect wholly-owned subsidiary of First Data Corporation, acts as the distributor of the Trust's shares.

      Certain officers of the Trust may be officers of the Administrator. Such officers receive no compensation from the Trust for serving in their respective roles. No officer, director or employee of the Investment Advisor serves as an officer, trustee or employee of the Trust. Effective May 28, 1999, each Trustee is entitled to receive for services as a trustee of the Trust, The Galaxy VIP Fund ("VIP") and Galaxy Fund II ("Galaxy II") an aggregate fee of $45,000 per annum plus certain other fees for attending or participating in meetings as well as reimbursement for expenses incurred in attending meetings. Prior to May 28, 1999, each trustee was entitled to receive for services as a Trustee of the Trust, VIP and Galaxy II an aggregate fee of $40,000 per annum plus certain other fees for attending or participating in meetings as well as reimbursement for expenses incurred in attending meetings. The Chairman of the Boards of Trustees and the President and Treasurer of the Trust, VIP and Galaxy II are also entitled to additional fees for their services in these capacities. These fees are allocated among the funds of the Trust, VIP and Galaxy II based on their relative net assets.

      In addition, each Trustee is eligible to participate in The Galaxy Fund/The Galaxy VIP Fund/Galaxy Fund II Deferred Compensation Plan (the "Plan"), an unfunded, non-qualified deferred compensation plan. The Plan allows each trustee to defer receipt of all or a percentage of fees which otherwise would be payable for services performed.

      Expenses for the year ended October 31, 1999 include legal fees paid to Drinker Biddle & Reath LLP. A partner of that firm is Secretary of the Trust.

4.    Waiver of Fees and Reimbursement of Expenses

      The Investment Advisor and Administrator voluntarily agreed to waive a portion of their fees and/or to reimburse certain expenses so that total expenses of the Fund would not exceed certain expense limitations. For the year ended October 31, 1999, the Investment Advisor and Administrator waived fees totaling $224,797 and $89,919, respectively, and the Investment Advisor reimbursed expenses of $98,487 with respect to the Fund. The Investment Advisor and Administrator, at their discretion, may revise or discontinue the voluntary fee waivers and/or expense reimbursements at anytime.

5.    Shares of Beneficial Interest

      The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest in the Fund, each with a par value of $0.001. The Trust's shares are classified into thirty-one classes of shares consisting of one or more series of shares.

6.    Capital Loss Carryforward

      As of October 31, 1999, the Fund had capital loss carryforwards of $5,154 expiring in 2004.

7. Subsequent Event - Change in Control of Administrator and Change in Distributor (unaudited)

      On December 1, 1999, PFPC Trust Company, a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly-owned subsidiary of PNC Bank Corp., acquired all of the outstanding stock of Investor Services Group (the "Transaction"). On that same date and as part of the Transaction, PFPC Inc., an indirect wholly-owned subsidiary of PNC Bank Corp., was merged into Investor Services Group, which then changed its name to PFPC Inc.

      In connection with the Transaction, on December 1, 1999, Provident Distributors, Inc. became the distributor of the Trust's shares.

                REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of The Galaxy Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Institutional Government Money Market Fund, a portfolio of The Galaxy Fund, as of October 31, 1999, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended October 31, 1998 and the financial highlights for the four years then ended were audited by other auditors whose report dated December 23, 1998 expressed an unqualified opinion on that statement of changes in net assets and those financial highlights.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Institutional Government Money Market Fund portfolio of The Galaxy Fund at October 31, 1999, the results of its operations, changes in its net assets and its financial highlights for the year then ended, in conformity with generally accepted accounting principles.


                                                    /s/ Ernst & Young LLP


Boston, Massachusetts
December 13, 1999
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                                                              ------------------
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[LOGO] Galaxy
       Funds
             P.O. Box 6520
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ANINSTMM (January 1, 2000)